IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Jun. 30, 2019
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	$ 41,000	$ 40,000
Commitments to extend credit to private equity investments	290	374
Capital lease commitments		83
Not later than one month [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Capital lease commitments		2
Over 1 month to 3 months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	2,000
Capital lease commitments		4
Over 3 months to 6 months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	3,000	2,000
Capital lease commitments		5
Later than six months and not later than nine months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	5,000	2,000
Capital lease commitments		5
Later than nine months and not later than one year [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	4,000
Capital lease commitments		5
Over 1 year to 2 years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	9,000	14,000
Capital lease commitments		22
Over 2 years to 5 years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	16,000	18,000
Capital lease commitments		39
Over 5 years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds	$ 2,000	3,000
Capital lease commitments		1
Less than one month [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Covered bonds		$ 1,000
TD Capital Trust IV Notes [member] | Business and government [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [line items]
Redemption of capital Trust IV Notes			$ 550
Redemption price percentage of principal amount			100.00%